OTHER PAYABLES	12 Months Ended
Jun. 30, 2017
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
NOTE 10. OTHER PAYABLES

Other payables consisted of the following:

	June 30, 2016	June 30, 2017	June 30, 2017
Third Party	RMB	RMB	U.S. Dollars
Service	¥1,659,505	¥1,518,033	$223,984
Distributors and employees	245,070	207,005	30,543
Funds collected on behalf of others	895,022	895,022	132,060
Advances from customers	200,600	130,100	19,196
Accrued expenses	261,348	193,274	28,517
Short-term borrowings due to third parties	530,000	300,000	44,265
Others	352,781	408,466	60,269
Total	¥4,144,326	¥3,651,900	$538,834

	June 30, 2016	June 30, 2017	June 30, 2017
Related Party	RMB	RMB	U.S. Dollars
Expenses paid by the major shareholders	¥3,144,263	¥3,062,709	$451,899
Due to family member of one owner	285,000	-	-
Due to management staff for costs incurred on behalf of Recon	250,981	251,310	37,080
Total	¥3,680,244	¥3,314,019	$488,979